Basis of Presentation and Summary of Significant Accounting Policies - Share Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted average shares outstanding	28,581,000	25,934,000	27,135,000	25,788,000	25,846,000	25,168,000	24,746,000
Dilutive stock options	310,000	281,000	303,000	340,000	358,000	480,000	592,000
Diluted weighted average shares outstanding	28,891,000	26,215,000	27,438,000	26,128,000	26,204,000	25,648,000	25,338,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	117,000	8,000	120,000	83,000	57,000	62,000